SHARE-BASED PAYMENTS (Details) - Schedule of acquisition of the share’s rights - Multiplus S.A. [Member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS (Details) - Schedule of acquisition of the share’s rights [Line Items]
Number of shares Accrued options		247,500
Number of shares Non accrued options		247,500